Filed with the Securities and Exchange Commission on April 19, 2021
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		X
Pre-Effective Amendment No.
Post-Effective Amendment No.	498	X
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		X
Amendment No.	499	X
(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-6844

Brian R. Wiedmeyer, President and Principal Executive Officer Managed Portfolio Series 615 East Michigan Street Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Michael P. O’Hare, Esq. Stradley Ronon Stevens & Young, LLP. 2005 Market Street, Suite 2600 Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
On April 30, 2021 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 498 to the Registration Statement of Managed Portfolio Series (the “Trust”) is being filed for the purpose of updating financial information and to make other permissible changes under Rule 485(b).

MANAGED PORTFOLIO SERIES
(the “Trust”)

Jackson Square International Growth Fund
Jackson Square Global Growth Fund
Jackson Square Large-Cap Growth Fund
Jackson Square Select 20 Growth Fund
Jackson Square SMID-Cap Growth Fund

Supplement dated April 19, 2021 to the
Prospectus for the Funds dated February 28, 2021

The Jackson Square Large-Cap Growth Fund (the “Fund”) acquired the assets and assumed the liabilities of the Delaware U.S. Growth Fund, a series of Delaware Group Adviser Funds (the “Predecessor Fund”), effective at the close of business on April 16, 2021 (the “Reorganization”), and the Predecessor Fund is the accounting and performance history survivor of the Reorganization. This means that the Predecessor Fund’s financial and performance history became the financial and performance history of the Fund. The table below shows the share classes of the Predecessor Fund that were reorganized into the corresponding share classes of the Fund:

Predecessor Fund	Fund
Class A Class C Class R	Investor Class
Institutional Class	Institutional Class
Class R6	IS Class

Accordingly, the following changes are made to the Fund’s Prospectus, solely with respect to the Fund:

Under “Summary Section – Large-Cap Growth Fund” the sub-sections “Fees and Expenses of the Fund,” “Example,” “Portfolio Turnover,” and “Performance” are replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class

	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees(2)	0.55%	0.55%	0.55%
Shareholder Servicing Plan Fee	0.10%	0.10%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(1)(2)	0.96%	0.71%	0.61%
(1)The Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available shareholder servicing plan fees for the Investor Class and Institutional Class.
(2)Jackson Square Partners, LLC (the “Adviser” or “Jackson Square”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.64% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least April 30, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Fund’s Board or the Adviser.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$98	$306	$531	$1,178
Institutional Class	$73	$227	$395	$883
IS Class	$62	$195	$340	$762
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Predecessor Fund (as defined below) was 54% of the average value of its portfolio.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied for the annual periods through December 31, 2020.

The performance information shown below for the Fund’s Investor Class Shares represent the performance of the Predecessor Fund’s Class A shares, performance for the Fund’s Institutional Class Shares represent the performance of the Predecessor Fund’s Institutional Class shares, and performance for the Fund’s IS Class Shares represent the performance of the Predecessor Fund’s Class R6 shares. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. The Adviser of the Fund served as the sole sub-adviser to the Predecessor Fund.

Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns reflect any expense limitation arrangements in effect during these periods, without which, the returns would be lower. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at http://www.jspfunds.com or by calling 844-577-3863.

Year-by-year total return as of December 31 – Investor Class
During the periods illustrated in this bar chart, the Investor Class’ highest quarterly return was 29.79% for the quarter ended June 30, 2020, and its lowest quarterly return was -14.19% for the quarter ended Dec. 31, 2018.

Average Annual Total Returns for the periods ended December 31, 2020
	One Year	Five Years	Ten Years or Since Inception
Investor Class Shares(1)
Return Before Taxes	35.86%	15.01%	14.75%
Return After Taxes on Distributions	32.35%	11.65%	12.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	23.61%	11.08%	11.79%
Institutional Class Shares
Return Before Taxes	44.49%	16.67%	15.72%
IS Class Shares(2)
Return Before Taxes	44.82%	N/A	20.12%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	38.49%	21.00%	17.21%
(1)The performance shown for the Investor Class Shares reflects the Predecessor Funds 5.75% sales charge for its Class A shares, which does not apply to Investor Class shares. Had the sales charge not been reflected, the performance shown would be higher.
(2)The R6 Class shares of the Predecessor Fund, which were reorganized into the IS Class shares of the Fund effective at the close of business on April 16, 2021, commenced operations on May 2, 2016.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”). After tax returns are shown for IS Class shares only. After-tax returns for other classes will vary.

The section “Management of the Fund – Investment Adviser – Fund Expenses” is updated as follows, solely with respect to the Fund:

The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least April 30, 2023 (with respect to the Large-Cap Growth Fund). Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser.

As a result of the Operating Expenses Limitation Agreement that the Large-Cap Growth Predecessor Fund’s investment adviser had with the Predecessor Fund, the Predecessor Fund’s investment adviser was effectively paid management fees in the amount of 0.34% from the Predecessor Fund’s average daily net assets for the fiscal year ended October 31, 2020.

The section “Financial Highlights” is updated by replacing the Financial Highlights tables in the prospectus for the Fund with the tables set forth below:

Financial highlights for Large-Cap Growth Fund are based on the historical financial highlights of the Delaware U.S. Growth Fund, a series of Delaware Group Adviser Funds (the “Predecessor Fund”). The financial information shown below for the Fund’s Investor Class Shares represent the financial information of the Predecessor Fund’s Class A shares, for the Fund’s Institutional Class Shares represent the financial information of the Predecessor Fund’s Institutional Class shares, and for the Fund’s IS Class Shares represent the financial information of the Predecessor Fund’s Class R6 shares.

The information presented through the fiscal year ended October 31, 2020 is derived from the Predecessor Fund’s financial statements, audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the Predecessor Fund’s October 31, 2020 annual report to shareholders, which is available to you upon request.

Investor Class shares

	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	Year Ended October 31, 2016

Net asset value, beginning of period	$22.15	$24.41	$26.37	$22.99	$26.84

Income (loss) from investment operations:
Net investment loss (1)	(0.10)	(0.06)	(0.08)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	5.49	2.25	1.29	5.10	(0.81)
Total from investment operations	5.39	2.19	1.21	5.03	(0.82)

Less dividends and distributions from:
Net investment income	–––	–––	–––	–––	(0.08)
Net realized gain	(2.45)	(4.45)	(3.17)	(1.65)	(2.95)
Total dividends and distributions	(2.45)	(4.45)	(3.17)	(1.65)	(3.03)
Net asset value, end of period	$25.09	$22.15	$24.41	$26.37	$22.99

Total return (2)	26.82%(3)	14.04%(3)	4.89%	23.66%	(3.48%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$137,135	$116,986	$122,621	$148,867	$200,191

Ratio of expenses to average net assets(4)	1.09%	1.11%	1.12%	1.06%	1.05%
Ratio of expenses to average net assets prior to fees waived(4)	1.14%	1.15%	1.12%	1.06%	1.05%
Ratio of net investment loss to average net assets	(0.42%)	(0.28%)	(0.31%)	(0.31%)	(0.06%)
Ratio of net investment loss to average net assets prior to fees waived	(0.47%)	(0.32%)	(0.31%)	(0.31%)	(0.06%)
Portfolio Turnover	54%	35%	39%	43%	22%
(1)The average shares outstanding method has been applied for per share information.
(2)Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
(3)Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(4)Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

Institutional Class shares

	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	Year Ended October 31, 2016

Net asset value, beginning of period	$24.78	$26.66	$28.46	$24.66	$28.57

Income (loss) from investment Operations:
Net investment income (loss)(1)	(0.04)	(0.01)	(0.01)	(0.02)	0.05
Net realized and unrealized gain (loss)	6.20	2.58	1.39	5.51	(0.87)
Total from investment operations	6.16	2.57	1.38	5.49	(0.82)

Less dividends and distributions from:
Net investment income	–––	–––	(0.01)	(0.04)	(0.14)
Net realized gain	(2.45)	(4.45)	(3.17)	(1.65)	(2.95)
Total dividends and distributions	(2.45)	(4.45)	(3.18)	(1.69)	(3.09)
Net asset value, end of period	$28.49	$24.78	$26.66	$28.46	$24.66

Total return(2)	27.10%(3)	14.33%(3)	5.15%	24.00%	(3.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,268,085	$2,231,134	$2,502,062	$2,780,191	$2,536,591

Ratio of expenses to average net assets(4)	0.84%	0.86%	0.87%	0.81%	0.80%
Ratio of expenses to average net assets prior to fees waived(4)	0.89%	0.90%	0.87%	0.81%	0.80%
Ratio of net investment income (loss) to average net assets	(0.17%)	(0.03%)	(0.06%)	(0.06%)	0.19%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.22%)	(0.07%)	(0.06%)	(0.06%)	0.19%
Portfolio Turnover	54%	35%	39%	43%	22%
(1)The average shares outstanding method has been applied for per share information.
(2)Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
(3)Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(4)Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

IS Class shares

	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	May 2, 2016(1) to October 31, 2016

Net asset value, beginning of period	$24.91	$26.72	$28.50	$24.68	$23.75

Income from investment Operations:
Net investment income(2)	0.01	(0.05)	(0.05)	0.02	0.04
Net realized and unrealized gain	6.25	2.59	1.38	5.52	0.89
Total from investment operations	6.26	2.64	1.43	5.54	0.93

Less dividends and distributions from:
Net investment income	–––	–––	(0.04)	(0.07)	–––
Net realized gain	(2.45)	(4.45)	(3.17)	(1.65)	–––)
Total dividends and distributions	(2.45)	(4.45)	(3.21)	(1.72)	–––
Net asset value, end of period	$28.72	$24.91	$26.72	$28.50	$24.68

Total return(3)	27.39%(4)	14.60%(4)	5.36%	24.19%	3.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,539	$3,408	$2,376	$2,053	$2

Ratio of expenses to average net assets(5)	0.62%	0.63%	0.65%	0.67%	0.66%
Ratio of expenses to average net assets prior to fees waived(5)	0.65%	0.67%	0.65%	0.67%	0.66%
Ratio of net investment loss to average net assets	0.005%	0.20%	0.16%	0.08%	0.34%
Ratio of net investment loss to average net assets prior to fees waived	0.02%	0.16%	0.16%	0.08%	0.34%
Portfolio Turnover	54%	35%	39%	43%	22%
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
(4)Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(5)Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
(6)Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

This supplement should be retained with your Prospectus for future reference.

MANAGED PORTFOLIO SERIES
(the “Trust”)

Jackson Square International Growth Fund
Jackson Square Global Growth Fund
Jackson Square Large-Cap Growth Fund
Jackson Square Select 20 Growth Fund
Jackson Square SMID-Cap Growth Fund

Supplement dated April 19, 2021 to the
Statement of Additional Information (“SAI”) for the Funds dated February 28, 2021

The Jackson Square Large-Cap Growth Fund (the “Fund”) acquired the assets and assumed the liabilities of the Delaware U.S. Growth Fund, a series of Delaware Group Adviser Funds (the “Predecessor Fund”), effective at the close of business on April 16, 2021 (the “Reorganization”), and the Predecessor Fund is the accounting and performance history survivor of the Reorganization. This means that the Predecessor Fund’s financial and performance history became the financial and performance history of the Fund. The table below shows the share classes of the Predecessor Fund that were reorganized into the corresponding share classes of the Fund:

Predecessor Fund	Fund
Class A Class C Class R	Investor Class
Institutional Class	Institutional Class
Class R6	IS Class

Accordingly, the following changes are made to the Fund’s SAI, solely with respect to the Fund:

Under section “The Trust,” the second paragraph is replaced with the following:

Effective at the close of business on April 16, 2021, the Fund acquired the assets and assumed the liabilities of the Delaware U.S. Growth Fund (the “Predecessor Fund”) The Class A, Class C and Class R shares of the Predecessor Fund were reorganized into the Investor Class shares of the Fund, Institutional Class shares of the Predecessor Fund were reorganized into the Institutional Class shares of the Fund, and the Class R6 shares of the Predecessor Fund were reorganized into the IS Class shares of the Fund. The Predecessor Fund, for purposes of the reorganization, is considered the accounting survivor and accordingly, certain financial history of the Predecessor Fund is included in this statement of additional information.

Under section “Investment Adviser,” the following is added to the end of the section, solely with respect to the Fund:

With respect to the Large-Cap Growth Fund, as explained in this SAI, the Predecessor Fund was reorganized into the Large-Cap Growth Fund. Investment advisory services for the Predecessor Fund were provided by Delaware Management Company (“DMC”). Pursuant to an investment management agreement, the Predecessor Fund was obligated to pay DMC a management fee at the annual rate of 0.65% of the Predecessor Fund’s average net assets up to $500 million, 0.60% on next $500 million average net assets, 0.55% on the next $1.5 billion and 0.50% on assets in excess of $2.5 billion. For the fiscal years ended October 31, 2020, 2019 and 2018, historical data presented below is that of the Predecessor Fund. For the services provided by DMC under the management agreement with respect to the Predecessor Fund, DMC was paid management fees and waived advisory fees as follows:

	2020	2019	2018
Advisory Fee Accrued	$13,831,730	$14,007,848	$17,017,898
Advisory Fees Waived	$(1,175,667)	$(962,063)	$0
Total Advisory Fees Paid to Adviser	$12,656,063	$13,045,785	$17,017,898
Pursuant to the investment management agreement with the Predecessor Fund, DMC entered into an investment sub-advisory agreement with the Jackson Square Partners, LLC (the “Adviser” or “Jackson Square”). As sub-adviser of the Predecessor Fund, the Adviser had the sole responsibility for all day-to-day investment advisory services for the Predecessor Fund and utilized the same portfolio managers.
As compensation for the services rendered under the Predecessor Fund’s sub-advisory agreement, DMC paid the Adviser the following sub-advisory fees during the Predecessor Fund’s last three fiscal years ended October 31:

	2020	2019	2018
Sub-Advisory Fees Paid	8,299,038	$8,404,709	$10,210,739
Sub-Advisory Fee as a Percentage of the Fund’s Average Daily Net Assets	0.35%	0.35%	0.34%

Under section “Distribution of Fund Shares – Distribution (Rule 12b-1) Plan,” the following is added to the end of the section, and supersedes all comparable information in the section solely with respect to the Fund:
With respect to the Large-Cap Growth Fund, for the fiscal year ended Oct. 31, 2020, the Rule 12b-1 payments for the Predecessor Fund’s Class A shares, Class C shares, and Class R shares were: $307,183, $317,932 and $35,591 respectively. Such amounts were used for the following purposes:

	Class A shares	Class C shares	Class R shares
Advertising	$79	$24	$7
Annual/Semiannual Reports	$0	$0	$0
Broker Sales Charge	$0	$9,880	$0
Broker Trails*	$1,905	$250,113	$18,428
Salaries & Commissions to Wholesalers	$11,731	$23,621	$16,210
Interest on Broker Sales Charge	$0	$4,619	$0
Promotion-Other	$0	$0	$0
Prospectus Printing	$0	$0	$0
Wholesaler Expenses	$293,468	$29,675	$946
Total Expenses	$307,183	$317,932	$35,591

Under section “Shareholder Servicing Plan,” the following is added to the end of the section, and supersedes all comparable information in the section solely with respect to the Fund:

With respect to the Large-Cap Growth Fund, the Predecessor Fund did not incur any shareholder servicing plan fees during the fiscal year ended October 31, 2020.

Under section “Portfolio Transactions and Brokerage,” the following is added to the end of the section, and supersedes all comparable information in the section solely with respect to the Fund:

With respect to the Large-Cap Growth Fund, DMC, or the Adviser, as the case may have been, selected broker/dealers to execute transactions on behalf of the Predecessor Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. During the last three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Predecessor Fund was as follows:

2020	2019	2018
$1,002,347	$641,480	$1,126,686

Delaware Distributors, L.P. (“Delaware Distributors”) served as the national distributor of the Predecessor Fund. The Delaware Distributors is an affiliate of the DMC and bore all of the costs of promotion and distribution, except for payments by the Predecessor Fund’s retail share classes under their respective Rule 12b-1 Plans. During the Predecessor Fund’s last three fiscal year ended October 31, the Delaware Distributors received net commissions from the Predecessor Fund on behalf of its respective Class A shares, after reallowances to dealers, as follows:

	2020	2019	2018
Total Amount of Underwriting Commissions	$112,091	$94,022	$18,069
Amounts Reallowed to Dealers	$143,509	$121,387	$22,122
Net Commission to Distributor	$123,100	$103,621	$19,479

During the Predecessor Fund’s last three fiscal years ended October 31, Delaware Distributors received, in the aggregate, limited contingent deferred sales charge (“Limited CDSC”) payments with respect to Class A shares and contingent deferred sales charge (“CDSC”) payments with respect to Class C shares as follows:

	2020	2019	2018
Class A	$7	$13,640	$15
Class C	$847	$656	$1,408

Under section “Portfolio Turnover,” the following is added to the end of the section, and supersedes all comparable information in the section solely with respect to the Fund:

With respect to the Large-Cap Growth Fund, the following table shows the Predecessor Fund’s portfolio turnover rate during the fiscal years ended October 31:

2020	2019
54%	35%
Under section “Financial Statements,” the following is added to the end of the section, solely with respect to the Fund:

With respect to the Large-Cap Growth Fund, the audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Predecessor Fund, contained in such Predecessor Fund’s annual shareholder report for the fiscal year ended October 31, 2020 are incorporated herein by reference. No other parts of the Predecessor Fund’s annual shareholder report for the fiscal year ended October 31, 2020 are incorporated by reference herein. A copy of the Predecessor Fund’s annual shareholder report for the fiscal year ended October 31, 2020 may be obtained upon request and without charge by writing to Jackson Square Partners Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling Jackson Square Partners Funds, at the telephone number on the back cover of the Fund’s Prospectus.

This supplement should be retained with your SAI for future reference.

12

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C

    OTHER INFORMATION

Item 28. Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011.
	(2)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017.

(b)			Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)	(1)
Investment Advisory Agreement between the Trust, on behalf of the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Select 20 Growth Fund, Jackson Square SMID-Cap Growth Fund, Jackson Square Large-Cap Growth Fund, and Jackson Square Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2016.

		(i)
Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Select 20 Growth Fund, Jackson Square SMID-Cap Growth Fund, Jackson Square Large-Cap Growth Fund, and Jackson Square Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 346 to Registrant’s Registration Statement on Form N-1A filed on February 27, 2018.

		(ii)
Second Amendment to the Investment Advisory Agreement between the Trust on behalf of the Jackson Square Global Growth Fund, Jackson Square International Growth Fund, Jackson Square Large-Cap Growth Fund, Jackson Square Select 20 Growth Fund, and Jackson Square SMID-Cap Growth Fund and Jackson Square Partners, LLC - incorporated herein by reference from Post-Effective Amendment No. 492 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2020.

(e)	(1)
Distribution Agreement between the Trust, on behalf of the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Select 20 Growth Fund, Jackson Square SMID-Cap Growth Fund, Jackson Square Large-Cap Growth Fund, Jackson Square Partners U.S. Growth Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2016.

	(2)		Novation Agreement dated March 31, 2020 - incorporated herein by reference to from Post-Effective Amendment No. 488 to the Trust's Registration Statement on Form N-1A filed on October 27, 2020.
	(3)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Select 20 Growth Fund, Jackson Square SMID-Cap Growth Fund, Jackson Square Large-Cap Growth Fund, Jackson Square Partners U.S. Growth Fund, and Quasar Distributors, LLC - incorporated herein by reference from Post-Effective Amendment No. 488 to the Trust's Registration Statement on Form N-1A filed on October 27, 2020.

(f)			Bonus or Profit Sharing Contracts - not applicable.
1

(g)	(1)		Custody Agreement between the Trust and U.S. Bank National Association - incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 5, 2011.
	(2)
Twenty-eighth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2016.

(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.

		(i)
Twenty-seventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2016.

	(2)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Twenty-seventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2016.

	(3)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Twenty-seventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2016.

	(4)
Operating Expenses Limitation Agreement between the Trust on behalf of Jackson Square Global Growth Fund, Jackson Square International Growth Fund, Jackson Square Large-Cap Growth Fund, Jackson Square Select 20 Growth Fund, and Jackson Square SMID-Cap Growth Fund and Jackson Square Partners, LLC - incorporated herein by reference from Post-Effective Amendment No. 492 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2020.

(i)	(1)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Select 20 Growth Fund, Jackson Square SMID-Cap Growth Fund, Jackson Square Large-Cap Growth Fund – incorporated herein by reference from Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2016.

(j)	(1)		Consent of Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP - filed herewith.
	(2)
Power of Attorneys for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated August 8, 2018 – incorporated herein by reference from Post-Effective Amendment No. 379 to the Trust’s Registration Statement on Form N-1A filed on August 24, 2018.

(k)			Omitted Financial Statements – not applicable.
(l)			Seed Capital Agreements – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
(m)	(1)		Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 494 to the Trust's Registration Statement on Form N-1A filed on February 25, 2021.
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	(2)	Shareholder Services Plan - incorporated herein by reference from Post-Effective Amendment 461 to the Trust's Registration Statement on Form N-1A filed on July 23, 2020.
(n)		Amended and Restated Rule 18f-3 Plan – incorporated herein by reference from Post-Effective Amendment No. 285 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2017.
(o)		Reserved.
(p)	(1)	Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017.
	(2)	Code of Ethics for Jackson Square Partners, LLC – incorporated herein by reference from Post-Effective Amendment 461 to the Registrant's Registration Statement on Form N-1A filed on February 27, 2020.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Advisers

    With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

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Item 32. Principal Underwriter.

(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.    Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
2.    American Trust Allegiance Fund, Series of Advisors Series Trust
3.    Capital Advisors Growth Fund, Series of Advisors Series Trust
4.    Chase Growth Fund, Series of Advisors Series Trust
5.    Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
6.    Edgar Lomax Value Fund, Series of Advisors Series Trust
7.    First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.    First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.    Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
10.    Huber Large Cap Value Fund, Series of Advisors Series Trust
11.    Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.    Huber Mid Cap Value Fund, Series of Advisors Series Trust
13.    Huber Small Cap Value Fund, Series of Advisors Series Trust
14.    Logan Capital International Fund, Series of Advisors Series Trust
15.    Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16.    Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
17.    Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
18.    O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
19.    PIA BBB Bond Fund, Series of Advisors Series Trust
20.    PIA High Yield Fund, Series of Advisors Series Trust
21.    PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
22.    PIA MBS Bond Fund, Series of Advisors Series Trust
23.    PIA Short-Term Securities Fund, Series of Advisors Series Trust
24.    Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
25.    Poplar Forest Partners Fund, Series of Advisors Series Trust
26.    Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
27.    Pzena International Small Cap Value Fund, Series of Advisors Series Trust
28.    Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.    Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.    Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
31.    Scharf Fund, Series of Advisors Series Trust
32.    Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.    Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.    Semper MBS Total Return Fund, Series of Advisors Series Trust
35.    Semper Short Duration Fund, Series of Advisors Series Trust
36.    Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
37.    Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
38.    The Aegis Funds
39.    Allied Asset Advisors Funds
40.    Alpha Architect ETF Trust
41.    Angel Oak Funds Trust
42.    Barrett Opportunity Fund, Inc.
43.    Bridges Investment Fund, Inc.
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44.    Brookfield Investment Funds
45.    Buffalo Funds
46.    Cushing® Mutual Funds Trust
47.    DoubleLine Funds Trust
48.    Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
49.    AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.    AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
51.    AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52.    AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
53.    The Acquirers Fund, Series of ETF Series Solutions
54.    AI Powered International Equity ETF, Series of ETF Series Solutions
55.    AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
56.    AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
57.    Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
58.    Aptus Defined Risk ETF, Series of ETF Series Solutions
59.    Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
60.    Blue Horizon BNE ETF, Series of ETF Series Solutions
61.    CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
62.    Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
63.    ClearShares OCIO ETF, Series of ETF Series Solutions
64.    ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
65.    ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
66.    Deep Value ETF, Series of ETF Series Solutions
67.    Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.    Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.    Hoya Capital Housing ETF, Series of ETF Series Solutions
70.    LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
71.    LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
72.    LHA Market State US Tactical ETF, Series of ETF Series Solutions
73.    Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
74.    Loncar China BioPharma ETF, Series of ETF Series Solutions
75.    Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
76.    Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
77.    Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
78.    Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
79.    Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
80.    NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
81.    Opus Small Cap Value ETF, Series of ETF Series Solutions
82.    Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
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83.    US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
84.    US Global JETS ETF, Series of ETF Series Solutions
85.    US Vegan Climate ETF, Series of ETF Series Solutions
86.    Volshares Large Cap ETF, Series of ETF Series Solutions
87.    First American Funds, Inc.
88.    FundX Investment Trust
89.    The Glenmede Fund, Inc.
90.    The Glenmede Portfolios
91.    The GoodHaven Funds Trust
92.    Greenspring Fund, Incorporated
93.    Harding, Loevner Funds, Inc.
94.    Hennessy Funds Trust
95.    Horizon Funds
96.    Hotchkis & Wiley Funds
97.    Intrepid Capital Management Funds Trust
98.    Jacob Funds Inc.
99.    The Jensen Quality Growth Fund Inc.
100.    Kirr, Marbach Partners Funds, Inc.
101.    AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
102.    Core Alternative ETF, Series of Listed Funds Trust
103.    Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
104.    LKCM Funds
105.    LoCorr Investment Trust
106.    Lord Asset Management Trust
107.    MainGate Trust
108.    ATAC Rotation Fund, Series of Managed Portfolio Series
109.    Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
110.    Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
111.    Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
112.    Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
113.    Great Lakes Bond Fund, Series of Managed Portfolio Series
114.    Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
115.    Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
116.    Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
117.    Jackson Square Global Growth Fund, Series of Managed Portfolio Series
118.    Jackson Square International Growth Fund, Series of Managed Portfolio Series
119.    Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
120.    Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series
121.    Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
122.    LK Balanced Fund, Series of Managed Portfolio Series
123.    Muhlenkamp Fund, Series of Managed Portfolio Series
124.    Nuance Concentrated Value Fund, Series of Managed Portfolio Series
125.    Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
126.    Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
127.    Port Street Quality Growth Fund, Series of Managed Portfolio Series
128.    Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
129.    Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
130.    Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
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131.    TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
132.    Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
133.    Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
134.    Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
135.    Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
136.    Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
137.    Argent Small Cap Fund, Series of Manager Directed Portfolios
138.    Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
139.    Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
140.    iM DBi Hedge Strategy ETF, Series of Manager Directed Portfolios
141.    iM DBi Managed Futures Strategy ETF, Series of Manager Directed Portfolios
142.    iM Dolan McEniry Corporate Bond Fund, Series of Manager Directed Portfolios
143.    Pemberwick Fund, Series of Manager Directed Portfolios
144.    Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
145.    Matrix Advisors Funds Trust
146.    Matrix Advisors Value Fund, Inc.
147.    Monetta Trust
148.    Nicholas Equity Income Fund, Inc.
149.    Nicholas Fund, Inc.
150.    Nicholas II, Inc.
151.    Nicholas Limited Edition, Inc.
152.    Permanent Portfolio Family of Funds
153.    Perritt Funds, Inc.
154.    Procure ETF Trust II
155.    Professionally Managed Portfolios
156.    Prospector Funds, Inc.
157.    Provident Mutual Funds, Inc.
158.    RBC Funds Trust
159.    Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.
160.    Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
161.    Adara Smaller Companies Fund, Series of RBB Fund, Inc.
162.    Aquarius International Fund, Series of RBB Fund, Inc.
163.    Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
164.    Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
165.    Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.
166.    Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.
167.    Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.
168.    Boston Partners Global Equity Fund, Series of RBB Fund, Inc.
169.    Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.
170.    Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.
171.    Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.
172.    Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.
173.    Campbell Advantage Fund, Series of RBB Fund, Inc.
174.    Campbell Systematic Macro Fund, Series of RBB Fund, Inc.
175.    MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.
176.    Motley Fool 100 Index ETF, Series of RBB Fund, Inc.
177.    Orinda Income Opportunities Fund, Series of RBB Fund, Inc.
178.    SGI Conservative Fund, Series of RBB Fund, Inc.
179.    SGI Global Equity Fund, Series of RBB Fund, Inc.
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180.    SGI Peak Growth Fund, Series of RBB Fund, Inc.
181.    SGI Prudent Growth Fund, Series of RBB Fund, Inc.
182.    SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.
183.    SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.
184.    SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.
185.    WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.
186.    Series Portfolios Trust
187.    Thompson IM Funds, Inc.
188.    TrimTabs ETF Trust
189.    Trust for Advised Portfolios
190.    Barrett Growth Fund, Series of Trust for Professional Managers
191.    Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
192.    Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
193.    Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
194.    Convergence Market Neutral Fund, Series of Trust for Professional Managers
195.    CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
196.    Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
197.    Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
198.    Jensen Quality Value Fund, Series of Trust for Professional Managers
199.    Marketfield Fund, Series of Trust for Professional Managers
200.    Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
201.    Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
202.    Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
203.    Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
204.    Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
205.    Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
206.    Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
207.    USQ Core Real Estate Fund
208.    Wall Street EWM Funds Trust
209.    Wisconsin Capital Funds, Inc.

(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.
8

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
(c)Not applicable.

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, Wisconsin 53202
Registrant’s Investment Advisers	Jackson Square Partners, LLC 101 California Street, Suite 3750 San Francisco, California 94111

Item 34. Management Services

    Not applicable.

Item 35. Undertakings

    Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 498 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 498 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 19th day of April, 2021.

Managed Portfolio Series

By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 19th day of April, 2021.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Benjamin Eirich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Benjamin Eirich

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney

10